Commitment and Contingencies - Additional Information (Detail)										1 Months Ended									3 Months Ended	12 Months Ended
	Jan. 01, 2022	Jun. 01, 2021 USD ($)	Jan. 01, 2021 USD ($)	Aug. 09, 2019 USD ($)	Jul. 20, 2019 USD ($)	Apr. 28, 2017 USD ($)	Oct. 04, 2016 USD ($)	Oct. 02, 2015 USD ($) shares	Apr. 10, 2015 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) ft²	Sep. 30, 2016 USD ($) ft²	Jun. 30, 2016 USD ($) ft²	Mar. 31, 2016 ft²	Nov. 30, 2015 USD ($) ft²	Jun. 30, 2015 USD ($) ft²	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2019	Jan. 31, 2019 ft²	Jan. 01, 2019 USD ($)
Commitments And Contingencies [Line Items]
Business combination increase in the fair value of contingent consideration																					$ (786,000)
Litigation settlement amount																					12,000,000.0
Attorney's fee to plaintiffs				$ 500,000
Operating lease right-of-use assets																				$ 18,138,000	20,131,000
Operating lease liabilities																				21,194,000	23,639,000
Property, plant and equipment, net (including amounts with related parties)																				72,541,000	83,469,000
Liabilities																				339,871,000	253,460,000
Number of square foot of facility leased | ft²														24,250
Right-of-use assets obtained in exchange for operating lease liabilities																				$ 2,394,000	1,968,000
Period of agreement																				The lease runs from July 2016 through July 2023. We have the option to extend the lease for an additional three-year term through July 2026. The monthly rent is $0.1 million with annual increases of 3% beginning in July 2017
Operating lease payments related to options to extend lease terms																				$ 3,900,000
Unconditional purchase obligations, Total																				5,800,000
Unconditional purchase obligations, 2021																				2,600,000
Unconditional purchase obligations, 2022																				2,600,000
Unconditional purchase obligations, 2023																				$ 600,000
Woburn, Massachusetts
Commitments And Contingencies [Line Items]
Operating lease term																48 months
Number of square foot of facility leased | ft²															8,153	7,893
Right-of-use assets obtained in exchange for operating lease liabilities																			$ 600,000
Base rent - monthly															$ 19,000
Initial term of lease arrangement																48 months
Lease commencement date																Apr. 29, 2016
Addition to number of square foot of facility leased | ft²															260
Annual increase of base rent | ft²															1
Lease agreement extended lease period											May 31, 2022
Percentage of annual increase of base rent		3.00%
Period of agreement																				In June 2016, the lease was amended to add 260 square feet, for a total of 8,153 square feet. Base rent for the initial term of the lease was $19,000 per month with a $1 per square foot annual increase on each anniversary date.
Optional extended lease term														3 years
Woburn, Massachusetts | Forecast
Commitments And Contingencies [Line Items]
Base rent - monthly		$ 25,800
Commitment; San Diego
Commitments And Contingencies [Line Items]
Operating lease term																		7 years
Number of square foot of facility leased | ft²																		44,700
Base rent - monthly																		$ 200,000
Initial term of lease arrangement																		7 years
Percentage of annual increase of base rent																		3.00%
NantBioScience
Commitments And Contingencies [Line Items]
Reimbursed upfront payment to third-party											$ 900,000
Related party transaction, amount paid to third-party											500,000
Related party transaction, aggregate value											$ 1,400,000
Initial term of agreement entered into with the related party by the entity											10 years					5 years
Related party agreement expiration date											2027-06
Doug St, LLC
Commitments And Contingencies [Line Items]
Operating lease term of extension																							2 years
Base rent - monthly														$ 100,000
Optional extended lease term																							2 years
Percentage of annual increase of base rent														3.00%
NantWorks
Commitments And Contingencies [Line Items]
Number of square foot of facility leased | ft²																	9,500
Base rent - monthly																	$ 47,000
Lease agreement extended lease period										Dec. 31, 2021
Period of agreement																				The initial license was effective from May 2015 through December 2020. Base monthly rent for the initial lease term was $47,000, with annual increases of 3% beginning in January 2017.
Percentage of annual increase of base rent																	3.00%
Annual percentage increases to base rent commencement date										Jan. 31, 2017							Jan. 01, 2021
NantWorks | Amendment to Extend Lease Term
Commitments And Contingencies [Line Items]
Right-of-use assets obtained in exchange for operating lease liabilities										$ 1,200,000
Base rent - monthly			$ 54,500
Percentage of annual increase of base rent			3.00%
NantWorks | Amendment to Extend Lease Term | Forecast
Commitments And Contingencies [Line Items]
Percentage of annual increase of base rent	3.00%
Number of days prior to written notice to terminate lease	30 days
Minimum
Commitments And Contingencies [Line Items]
Operating lease term of extension																				1 year
Operating lease term																				2 years
Initial term of lease arrangement																				2 years
Optional extended lease term																				1 year
Maximum
Commitments And Contingencies [Line Items]
Operating lease term of extension																				5 years
Operating lease term																				10 years
Initial term of lease arrangement																				10 years
Optional extended lease term																				5 years
Accounting Standards Update 2016-02
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets																									$ 23,400,000
Operating lease liabilities																									27,300,000
Accounting Standards Update 2016-02 | Difference between Lease Guidance in Effect before and after Topic 842
Commitments And Contingencies [Line Items]
Property, plant and equipment, net (including amounts with related parties)																									9,900,000
Liabilities																									9,200,000
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02 | Accumulated Deficit
Commitments And Contingencies [Line Items]
Build-to-suit related liabilities and assets adjust as accumulated deficit																									$ 700,000
Directors and Officers Insurance Policy
Commitments And Contingencies [Line Items]
Litigation settlement amount																					10,800,000
Selling, General and Administrative
Commitments And Contingencies [Line Items]
Litigation settlement amount																						$ 1,200,000
Gray, Adam R Waldman,Sturm Waldman And Doughlas | Claim to the dissenting shareholders | Altor Bioscience Manufacturing Company, LLC
Commitments And Contingencies [Line Items]
Loss contingency accrual																				$ 6,800,000	6,300,000
Relating to the manufacturing of cGMP batches
Commitments And Contingencies [Line Items]
Non cancellable purchase commitments year one																				4,700,000
Non cancellable purchase commitments year two																				4,700,000
Viva Bio Cell | NantWorks
Commitments And Contingencies [Line Items]
Business combination equity interests acquired percentage									100.00%
Business combination total consideration									$ 700,000
Business combination fair value of contingent consideration									1,100,000
Business combination increase in the fair value of contingent consideration																				100,000	700,000
Receptome
Commitments And Contingencies [Line Items]
Business combination equity interests acquired percentage							50.00%					50.00%
Business combination fair value of contingent consideration							$ 4,000,000.0					$ 300,000								0
Payment in cash to acquire business							$ 5,000,000.0
Business combination equity interests issued shares | shares												409,500
Business combination equity interests issued assigned value												$ 5,000,000.0
Business acquisition share price | $ / shares												$ 12.21
Altar Bio Science Corporation
Commitments And Contingencies [Line Items]
Estimated sales																				1,000,000,000.0
Contingent value rights outstanding																				279,500,000
Sublease miramar florida
Commitments And Contingencies [Line Items]
Operating sublease income																				$ 400,000
Operating sublease month of expiry																				2021-02
California | First lease for the first floor of the building
Commitments And Contingencies [Line Items]
Area of leased property | ft²																								5,650
Operating lease term																								7 years
Initial term of lease arrangement																								7 years
California | Second lease for the second floor of the building
Commitments And Contingencies [Line Items]
Area of leased property | ft²																								6,488
California | First and second lease
Commitments And Contingencies [Line Items]
Operating lease term of extension																								5 years
Operating lease rent per annum																					$ 400,000
Operating lease rent annual percentage increase																					3.00%
Optional extended lease term																								5 years
California | Duley Road, LLC | Second lease for the second floor of the building
Commitments And Contingencies [Line Items]
Operating lease term																								7 years
Initial term of lease arrangement																								7 years
Altor Bioscience Corporation | California
Commitments And Contingencies [Line Items]
Area of leased property | ft²													12,000
Month of maturity operating lease													--10-01
Operating lease term of extension													5 years
Operating lease rent per annum													$ 500,000
Operating lease rent annual percentage increase													3.00%
Optional extended lease term													5 years
Celgene Entities | Globe Immune
Commitments And Contingencies [Line Items]
Payable for licenses acquired						$ 5,000,000.0
Term of royalty payment						10 years
Precision Biologics | Investments in series A preferred stock
Commitments And Contingencies [Line Items]
Investment owned number of shares | shares								41.0
Payment to acquire cost method investments								$ 50,000,000.0
Equity method investment ownership percentage								68.50%
Option to acquire additional shares								$ 25,000,000.0
Proceeds from the disposals of investments					$ 29,300,000
Cash transferred					$ 2,500,000
Accumulated losses associated with giving up of ownership																					$ 20,200,000
Gain loss associated with final settlement of litigation																					900,000
Sales Milestone | Viva Bio Cell | NantWorks
Commitments And Contingencies [Line Items]
Business combination milestone payment payable									$ 3,700,000
Clinical Milestone | Viva Bio Cell | NantWorks
Commitments And Contingencies [Line Items]
Business combination milestone payment payable																					$ 800,000
Approval Of Bilogics License Application | Altar Bio Science Corporation | Before thirty first december two thousand and twenty two
Commitments And Contingencies [Line Items]
Contingent value rights payable																				$ 304,000,000.0
Sales Based Milestone | Altar Bio Science Corporation | Before thirty first december two thousand and twenty six
Commitments And Contingencies [Line Items]
Contingent value rights payable																				$ 304,000,000.0